OMB Number: 3235-0675

Expires: May 31, 2018

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period from January 1, 2017 to December 31, 2017

Date of Report (Date of earliest event reported): February 2, 2018

Commission File Number of securitizer: 025-01145

Central Index Key Number of securitizer: 0000930613

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: _______________________________

________________________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _________________

Central Index Key Number of underwriter (if applicable): Not applicable

Charles T. Tuggle, (901) 523-4444
Name and telephone number, including area code, of the person to contact in connection with the filing

REPRESENTATIONS AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No Activity to Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FIRST TENNESSEE BANK NATIONAL ASSOCIATION

By:       Charles T. Tuggle
Name:  Charles T. Tuggle
Title:    Executive Vice President*

Date: February 2, 2018

* Mr. Tuggle is executing in his capacity as Executive Vice President of First Tennessee Bank National Association, successor by merger to First Horizon Home Loan Corporation, which ceased securitization activities in 2007.